Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 07, 2021
LVIP Nasdaq-100 Buffer Fund Sep
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lincoln Nasdaq-100 Buffer Fund Sep(Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 16, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, the portfolio turnover rate is not yet available. The Fund intends to turn over all of its options holdings on at least an annual basis.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks, over each Outcome Period, to provide returns that track those of the Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”), up to a cap, while providing a buffer against losses. The Fund employs a defined outcome strategy, sub-advised by Milliman Financial Risk Management LLC, which seeks to produce pre-determined investment outcomes based on the performance of the Underlying ETF’s market price over a one-year period (“Outcomes”), subject to the specified cap for gains and with the benefit of a buffer for losses. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles.The Fund, under normal circumstances, invests at least 80% of its assets in options that reference the Underlying ETF or, in an underlying fund which tracks the same index as that tracked by the Underlying ETF. The Fund invests approximately half of its assets in FLexible EXchange® Options (“FLEX Options”) and approximately half of its assets in the LVIP SSGA Nasdaq-100 Index Fund (the “Underlying Fund”).The Fund’s initial Outcome Period is the one-year period from September 17, 2021 to September 16, 2022. The pre-determined Outcomes sought by the Fund, which include the buffer and cap discussed below, are based upon the performance of the Underlying ETF’s market price during the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.Buffer: The Fund seeks to provide a buffer against the first 12% of Underlying ETF price decreases over each Outcome Period, before the deduction of Fund expenses (the “Buffer”), which after Fund expenses is approximately 11.15% for the Standard Class and 10.80% for the Service Class. The Fund, and therefore investors, will bear all Underlying ETF losses exceeding 12%. There is no guarantee the Fund will successfully buffer against Underlying ETF price decreases. The Buffer is designed to have its full effect only for investors who continually hold Fund shares for an entire Outcome Period. The Buffer is discussed in further detail below.Cap: For each Outcome Period, Fund performance is subject to a specified upside return cap that represents the maximum percentage return the Fund can achieve during the Outcome Period before the deduction of Fund expenses (the “Cap”). The Cap is set on the first day of an Outcome Period based on the cost of providing the Buffer and may increase or decrease from one Outcome Period to the next.If the Underlying ETF experiences gains over an Outcome Period, the strategy seeks to provide investment returns that track the performance of the Underlying ETF, up to the Cap. If the Underlying ETF experiences returns over an Outcome Period in excess of the Cap, the Fund will not experience those excess gains. The Cap (before Fund expenses) is reduced by the Fund’s expenses. The Cap is expected to change from one Outcome Period to the next. The Cap is discussed in further detail below.The Fund’s website, lincolnfinancial.com/definedoutcomefunds, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential Outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes based upon the hypothetical performance of the Underlying ETF for a shareholder that holds shares for the entirety of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and the expenses incurred by the Fund.Use of FLEX Options. The Fund invests approximately 50% of its net assets in FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF. FLEX Options are exchange-traded options contracts with uniquely customizable terms. FLEX Options are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period. An option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular reference asset at a specified future date at an agreed upon price.Investment Strategy of the Buffer. The Fund pursues its objective by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. One layer is designed to buffer the Fund from losses, while another layer is designed to produce returns that track those of the Underlying ETF for an Outcome Period, up to the Cap.The Buffer layer of FLEX Options is designed to buffer the Fund from losses of up to 12% if the Underlying ETF experiences a loss at the end of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns.The Buffer is operative only against the first 12% of Underlying ETF losses at the end an Outcome Period. If the Underlying ETF has decreased in value by more than 12% at the end of an Outcome Period, the Fund, and therefore investors, will experience those losses.The Underlying ETF tracking layer of FLEX Options is designed to work alongside the Fund’s investment in the Underlying Fund to produce returns that track those of the Underlying ETF for an Outcome Period if the Underlying ETF has experienced gains during that Outcome Period. This gain is subject to the Cap, a maximum investment return level, which is discussed below.Outcome Periods. The Outcomes sought by the Fund are based upon the Fund’s NAV on the first day of an Outcome Period. An Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF during the Outcome Period. Because the terms of the FLEX Options do not change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. To achieve the Outcomes for an Outcome Period, an investor must be holding shares for the entire Outcome Period. A shareholder that purchases shares after the commencement of an Outcome Period will likely have purchased shares at a different NAV than the NAV upon which the Outcomes are based and may experience investment Outcomes very different from those sought by the Fund over the entire Outcome Period. A shareholder that redeems shares prior to the end of an Outcome Period may also experience investment Outcomes very different from those sought by the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.The value of FLEX Options is derived from the performance of the underlying reference asset, the Underlying ETF. However, because a component of an option’s value is the time remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF, though as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. While the Fund generally anticipates that its NAV will move in the same direction as the Underlying ETF (meaning that the Fund’s NAV will increase if the Underlying ETF experiences gains and that the Fund’s NAV will decrease if the Underlying ETF experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF has decreased in value by 12%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 12% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).Cap on Potential Upside Returns. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are subject to an upside return Cap. This means that if the Underlying ETF experiences gains for the Outcome Period beyond the level of the Cap, the Fund will not experience those excess gains. Therefore, regardless of the performance of the Underlying ETF, the Cap (after Fund expenses) is the maximum return an investor can achieve from an investment in the Fund for an Outcome Period.The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of an Outcome Period. The Cap may increase or decrease from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If the Fund has already increased in value to a level near to the Cap, an investor purchasing shares at that price has limited or no potential gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks.Buffer. The Buffer is operative only against the first 12% of Underlying ETF losses for an Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. If the Underlying ETF has decreased in value by more than 12% during an Outcome Period, the Fund will experience all further losses. The Buffer is calculated prior to taking into account Fund expenses, such as Fund management fees equal to 0.55% of the Fund’s daily net assets, transaction fees, and any other expenses incurred by the Fund. If an investor purchases shares during an Outcome Period, and the Fund has already decreased in value during that Outcome Period, that investor may not fully benefit from the Buffer for the remainder of the Outcome Period, but will have increased gains available prior to reaching the Cap. Conversely, during the Outcome Period, if the Fund has already increased in value, then a shareholder investing at that time may experience losses prior to gaining the protection offered by the Buffer. While the Fund seeks to limit losses by 12% for shareholders who hold shares for an entire Outcome Period, there is no guarantee it will successfully do so. Notwithstanding the Buffer, a shareholder that purchases shares at the beginning of an Outcome Period or during an Outcome Period may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options, which will provide a new Cap, and another Outcome Period will commence.Approximately one week prior to the end of an Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of an Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap for the next Outcome Period.The Fund’s website, lincolnfinancial.com/definedoutcomefunds , provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.The Underlying FundThe Underlying Fund seeks to achieve its objective by investing in the securities that comprise the Nasdaq-100® Index (the “Index”). The Underlying Fund, under normal market conditions, invests at least 80% of its assets in the securities of issuers included in the Index. The Underlying Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that comprise the Index, holding each stock in approximately the same proportion as its weighting in the Index. The Underlying Fund may not invest in every security in the Index if it is not practical to do so (such as when transaction costs are too high, there is a liquidity issue, or there is a pending corporate action).The Index includes the common stocks of the 100 largest domestic and international non-financial companies on the broader Nasdaq Composite Index based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. As of March 15, 2021, the market capitalization range of the companies comprising the Index was $5.4 billion to $2 trillion. The Index typically is rebalanced quarterly and reconstituted annually. The Fund will reinvest Underlying Fund dividends and distributions in additional Underlying Fund shares.The Underlying Fund employs a passive investment approach called “indexing”, by which the Underlying Fund’s Sub-Adviser attempts to approximate, before fees and expenses, the performance of the Index over the long term. The Underlying Fund’s Sub-Adviser invests in the equity securities comprising the Index, in approximately the same proportions as they are represented in the Index. Equity securities may include common stocks, preferred stocks, depository receipts, or other securities convertible into common stock. The Underlying Fund’s Sub-Adviser may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, prior to or after their removal or addition to the Index.The Underlying Fund may purchase or sell index futures contracts, or options on those futures, or engage in other transactions involving the use of derivatives, to provide equity exposure to the Underlying Fund’s cash position while maintaining cash balances for liquidity, or for other purposes that assist in replicating the Underlying Fund's investment performance of the Index. The Underlying Fund’s return may not match the return of the Index.The Underlying Fund intends to be diversified in approximately the same proportion as the Index. The Underlying Fund may become “non-diversified,” as defined by the Investment Company Act of 1940 solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. As a “non-diversified” fund, the Underlying Fund can invest a greater percentage of its assets in a limited number of issuers or in any one issuer. Shareholder approval will not be sought if the Underlying Fund shifts from diversified to non-diversified solely due to a change in the relative market capitalization or index weightings of one or more constituents of the Index.The Underlying Fund will concentrate its investments in a particular industry or group of industries to the extent the Index is concentrated. The Index, at times, may be significantly concentrated in the information technology sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests certain of its assets in shares of an Underlying Fund, the Fund indirectly owns the investments made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. In addition, the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Fund. The Fund's ability to achieve its investment objective depends, in large part, on the Underlying Fund's ability to meet its investment objective, as well as the performance of the FLEX Options. The following risks reflect the Fund's principal risks, which include the principal risks of the FLEX Options and the Underlying Fund.•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF has decreased at the end of an Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment.•Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap. In the event that the Underlying ETF has gains in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain.•Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that track the Underlying ETF only if shares are bought at the beginning of an Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during an Outcome Period, the returns realized by the investor may not be those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.•FLEX Options Risk. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the FLEX Options are subject to the following risks:Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Underlying ETF (although they generally move in the same direction).Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund’s valuation policy. Because a component of the FLEX Option’s value will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the Underlying ETF, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF. Similarly, the components of the option’s value are anticipated to impact the effect of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the Outcomes will be provided at any point other than the end of the Outcome Period.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund may not meet its investment objective which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.•Tracking Error Risk. The Underlying Fund's performance may deviate substantially from the performance of the index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Underlying Fund's investments and the index’s components, and other factors. While attempting to replicate the index return, the Underlying Fund may invest in fewer than all of the securities in the index and in some securities not included in the index, potentially increasing the risk of divergence between the Underlying Fund’s return and that of the index.•Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the optimal balance of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategies or (iv) adverse tax law changes affecting the treatment of FLEX Options.•Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.•Authorized Participation Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Underlying ETF. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Underlying ETF and no other authorized participant is able to step forward to create or redeem creation units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.•Active Markets Risk. Although the shares are listed for trading on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. shares trade on an exchange at market prices that may be below, at or above the Underlying ETF’s NAV. Securities, including the shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. shares of the Underlying ETF could decline in value or underperform other investments.•Fluctuation of Net Asset Value Risk. The Underlying ETF’s shares trade on an exchange at their market price rather than their NAV. The market price may be at, above or below the Underlying ETF’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Underlying ETF trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for shares may decrease considerably and cause the market price of shares to deviate significantly from the Underlying ETF’s NAV.•Market Maker Risk. If the Underlying ETF has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Underlying ETF’s NAV and the price at which the shares are trading on an exchange, which could result in a decrease in value of the shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Underlying ETF’s portfolio securities and the Underlying ETF’s market price. This reduced effectiveness could result in shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for shares.•Trading Issues Risk. Although the shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the shares, and authorized participants are not obligated to submit purchase or redemption orders for creation units. There can be no assurance that the requirements of an exchange necessary to maintain the listing of the Underlying ETF will continue to be met or will remain unchanged. Initially, due to the small asset size of the Underlying ETF, it may have difficulty maintaining its listings on an exchange.•Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.•Concentration Risk. Investments that are concentrated in particular industries, sectors or types of investments may be subject to greater risks of adverse developments in such areas of focus than investments that are spread among a wider variety of industries, sectors or investments.•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.•Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt.•Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of these securities may vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also may be less volatile than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.•Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.•Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund will commence operations on or about September 17, 2021. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund will commence operations on or about September 17, 2021. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
LVIP Nasdaq-100 Buffer Fund Sep | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	$ 321
LVIP Nasdaq-100 Buffer Fund Sep | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses (After Fee Waiver)	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 122
3 years	rr_ExpenseExampleYear03	$ 430

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]	AFFE is based on estimated amounts for the current fiscal year.
[3]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.23% on the first $50 million of the Fund’s average daily net assets; and 0.00% of the Funds average daily net assets in excess of $50 million. The agreement will continue through at least September 16, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.